Finance Expense - Summary of Finance Cost (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 [1]	Dec. 31, 2020
Finance expense arising on:
Financial liabilities at amortised cost	£ (789)	£ (735)	£ (811)
Net losses arising from: Financial instruments mandatorily measured at fair value through profit or loss	743	(565)	382
Retranslation of loans	(761)	565	(384)
Reclassification of hedges from other comprehensive income	(2)	(2)	(2)
Unwinding of discounts on provisions	(7)	(2)	(3)
Finance expense arising on lease liabilities	(30)	(27)	(33)
Other finance expense	(33)	(3)	(23)
Finance Costs	£ (879)	£ (769)	£ (874)

[1]	The 2021 and 2020 comparatives have been restated on a consistent basis from those previously published to reflect the demerger of the Consumer Healthcare business (see Note 41).